MERRILL LYNCH
                                                              MINNESOTA
                                                              MUNICIPAL
                                                              BOND FUND

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              January 31, 1999

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

DEAR SHAREHOLDER

The Municipal Market Environment

During the six months ended January 31, 1999, long-term bond yields moved significantly lower. US domestic economic growth remained moderate, with losses in the manufacturing sector offset by strong growth in service-oriented industries. Industrial commodity prices recently fell to their lowest level in over a decade. This suggests that the current positive inflationary environment is unlikely to be challenged in the near term. Additionally, the Federal Reserve Board lowered short-term interest rates in September, October and November, in part to ensure that US domestic economic growth would not be negatively impacted by ongoing weak economic growth overseas. However, various external factors, as well as increased volatility, contributed to the decline in bond yields as they have for much of the past year. Episodes of foreign economic instability generated a significant "flight to quality" rally in US Treasury securities, as well as fostering lower tax-exempt bond yields as a result. Periods of strong foreign equity market appreciation, particularly in Asia, have at times resulted in higher US bond yields as foreign investors have sold US fixed-income instruments to reinvest the proceeds in their own domestic equity markets. Additionally, the continued distraction of President Clinton's impeachment trial added to recent interest rate volatility. However, on balance, the favorable fundamental economic scenario supported lower bond yields. During the six-month period ended January 31, 1999, the yield on the US Treasury 30-year bond fell over 60 basis points (0.60%) to 5.09%, and long-term municipal revenue bond yields declined almost 20 basis points to 5.17%, as measured by the Bond Buyer Revenue Bond Index.

Throughout most of 1998, the municipal bond market's performance was impeded by a significant increase in new-issue supply. However, in recent months, the technical position of the tax-exempt market improved. Over the last 12 months, almost $285 billion in new long-term tax-exempt bonds was underwritten, an increase of almost 30% compared to the same period a year ago. As municipal bond yields declined in recent years, it has taken increasingly lower bond yields to generate the cost savings necessary to refinance remaining higher-couponed debt. Consequently, the rate of increases in municipal bond issuance slowed in recent quarters. During the last six months, more than $125 billion in new tax-exempt bonds was issued, an increase of approximately 5% compared to the same period a year ago. During the January 31, 1999 quarter, $63 billion in new long-term municipal bonds was underwritten, representing an increase of 5% compared to the January 31, 1998 quarter.

The pace of tax-exempt issuance continued to slow in 1999. January's monthly issuance was less than $15 billion, representing a decline of almost 25% compared to January 1998's volume. Additionally, investors received more than $22 billion in coupon payments, maturities and proceeds from early redemptions in January. Investors can also expect to receive an additional $15 billion-$18 billion in February for reinvestment. Consequently, investor demand has been strong in recent months, easily matching, if not at times exceeding, available supply. We will monitor this trend closely in the coming months to determine if the supply pressures exerted in 1998 are abating and fostering a more balanced supply/demand environment for 1999. Such an environment should allow the tax-exempt market's performance to more closely mirror that of its taxable counterpart.

Foreign investors have rarely been active investors in the tax-exempt bond market since they are unable to benefit from the inherent tax advantage of municipal securities. Consequently, the municipal bond market has not been able to benefit from the strong flight to quality demand enjoyed by US Treasury securities since late 1997. This inability has in large part resulted in significantly smaller declines in municipal bond yields compared to US Treasury securities. However, this has resulted in the opportunity to purchase tax-exempt securities with yields very close to or, in some instances, exceeding those of comparable US Treasury bonds. By January 31, 1999, long-term tax-exempt bond yields were at 102% of US Treasury securities of comparable maturities, nearly matching the least expensive level of the past year. Municipal bond yield ratios have averaged approximately 95% for the last six months and 92% for all of 1998. During 1997, tax-exempt bond yield ratios averaged 84%. It is likely that the combination of the increase in new-issue

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

volume and the "safe-haven" status of US Treasury securities drove municipal bond yield ratios to their present attractive levels. Should new volume decline and/or foreign financial markets regain stability in 1999, tax-exempt bond yield ratios could quickly return to their more historic levels (85%-88%).

Looking ahead, the expected combination of moderate economic growth in the United States and continued negligible inflation suggests a relatively stable interest rate environment into early 1999. However, it is likely that foreign financial markets will again be a critical factor in determining US bond yields. Economic problems in Russia and Brazil remain unresolved, suggesting that additional shocks to the world's financial system are possible. On the other hand, the continued robustness of the US economy has led to some back up in interest rates. However, at present these factors indicate that there is little immediate risk of sustained significant increases in long-term bond yields.

Portfolio Strategy

Throughout the six months ended January 31, 1999, we maintained a constructive investment strategy for Merrill Lynch Minnesota Municipal Bond Fund. We believed that the strong domestic economic growth seen in late 1998 and thus far this year would be offset by a combination of deteriorating global economic conditions and an extremely constructive inflationary environment. Consequently, as 1998 ended, we expected tax-exempt bond yields to trade in a relatively narrow range, with a bias toward lower bond yields. We maintained the Fund's fully invested position in order to seek to enhance shareholder income.

Looking ahead, we expect little change in the Fund's existing structure. Current economic fundamentals and a strong domestic economy offset by the lack of significant inflationary pressures suggest that interest rates should remain stable.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch Minnesota Municipal Bond Fund, and we look forward to serving your investment needs in the months and years to come.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
Executive Vice President


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Hugh T. Hurley III

Hugh T. Hurley III
Vice President and Portfolio Manager

March 4, 1999

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                                  Standardized
                                                       12 Month       3 Month   Since Inception   30-Day Yield
                                                     Total Return  Total Return  Total Return    As of 1/31/99
==============================================================================================================
ML Minnesota Municipal Bond Fund Class A Shares         +5.67%        +1.38%        +59.04%          3.60%
--------------------------------------------------------------------------------------------------------------
ML Minnesota Municipal Bond Fund Class B Shares         +5.23         +1.35         +53.75           3.23
--------------------------------------------------------------------------------------------------------------
ML Minnesota Municipal Bond Fund Class C Shares         +5.13         +1.32         +32.51           3.13
--------------------------------------------------------------------------------------------------------------
ML Minnesota Municipal Bond Fund Class D Shares         +5.57         +1.45         +35.47           3.50
==============================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's since inception periods are Class A & Class B Shares, from 3/27/92 to 1/31/99 and Class C & Class D Shares, from 10/21/94 to 1/31/99.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                             % Return Without    % Return With
                                                Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/98                                +5.84%           +1.61%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                          +5.19            +4.34
--------------------------------------------------------------------------------
Inception (3/27/92)
through 12/31/98                                   +6.97            +6.33
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                 % Return          % Return
                                                Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/98                                +5.30%           +1.30%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                          +4.66            +4.66
--------------------------------------------------------------------------------
Inception (3/27/92)
through 12/31/98                                   +6.43            +6.43
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                  % Return         % Return
                                                Without CDSC      With CDSC**
================================================================================
Class C Shares*
--------------------------------------------------------------------------------
Year Ended 12/31/98                                +5.20%           +4.20%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                                   +6.74            +6.74
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class D Shares*
--------------------------------------------------------------------------------
Year Ended 12/31/98                                +5.73%           +1.51%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                                   +7.30            +6.26
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P      Moody's   Face                                                                                                      Value
Ratings  Ratings  Amount                                  Issue                                                            (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
Minnesota--103.9%
------------------------------------------------------------------------------------------------------------------------------------
NR*      A3       $1,475   Alexandria, Minnesota, Independent School District No. 206, GO, Series A,
                           6.30% due 2/01/2010                                                                              $ 1,614
------------------------------------------------------------------------------------------------------------------------------------
AA-      Aa3       2,225   Anoka County, Minnesota, Solid Waste Disposal Revenue Bonds (Natural Rural
                           Utilities), AMT, Series A, 6.95% due 12/01/2008                                                    2,363
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,375   Bass Brook, Minnesota, PCR, Refunding (Minnesota Power and Light Company Project),
                           6% due 7/01/2022 (e)                                                                               1,488
------------------------------------------------------------------------------------------------------------------------------------
                           Belrami County, Minnesota, Environmental Control Revenue Bonds (Northwood
                           Panelboard Co. Project), VRDN (h):
A1+      NR*         300     AMT, 3% due 7/01/2025                                                                              300
A1+      NR*       2,300     Refunding, 2.85% due 12/01/2021                                                                  2,300
------------------------------------------------------------------------------------------------------------------------------------
NR*      A3        1,000   Clay County, Minnesota, Housing and Redevelopment Authority, Lease Revenue Bonds,
                           6.50% due 2/01/2004 (f)                                                                            1,123
------------------------------------------------------------------------------------------------------------------------------------
A-       NR*       1,000   Cloquet, Minnesota, PCR, Refunding (Potlatch Corporation Projects), 5.90% due
                           10/01/2026                                                                                         1,060
------------------------------------------------------------------------------------------------------------------------------------
AAA      NR*       3,530   Coon Rapids, Minnesota, M/F Housing Revenue Refunding Bonds (Browns Meadow), AMT,
                           6.85% due 8/01/2033 (c)                                                                            3,734
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,215   Hennepin County, Minnesota, GO, Series B, 4.50% due 12/01/2018                                     1,170
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,215   Kenyon Wanamingo, Minnesota, Independent School District No. 2172, GO,
                           5.90% due 2/01/2015 (e)                                                                            1,352
------------------------------------------------------------------------------------------------------------------------------------
A-       Baa1      2,000   Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment Authority, Health
                           Care Revenue Refunding Bonds (Group Health Plan Inc. Project), 6.90% due 10/15/2022                2,183
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Minneapolis, Minnesota, Parking Ramp, GO, 4.75% due 12/01/2026                                     1,973
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,500   Minneapolis, Minnesota, Sales Tax Refunding Bonds, GO, 6.25% due 4/01/2012                         1,634
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,300   Minnesota Public Facilities Authority, Water, PCR, Series A, 6.50% due 3/01/2002 (f)               1,438
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,500   Minnesota State, GO, 6% due 10/01/2004 (f)                                                         1,677
------------------------------------------------------------------------------------------------------------------------------------
                           Minnesota State, HFA, Revenue Bonds, S/F Mortgage:
AA+      Aa2       1,750     AMT, Series E, 6.85% due 1/01/2024                                                               1,856
AA+      Aa2       1,345     AMT, Series L, 6.70% due 7/01/2020                                                               1,437
AA+      Aa2         710     Series A, 6.95% due 7/01/2016                                                                      758
AA+      Aa2       1,470     Series D-1, 6.50% due 1/01/2017                                                                  1,563
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Minnesota Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT   Alternative Minimum Tax (subject to)
GO    General Obligation Bonds
HFA   Housing Finance Agency
IDR   Industrial Development Revenue Bonds
IRS   Inverse Rate Securities
M/F   Multi-Family
PCR   Pollution Control Revenue Bonds
S/F   Single-Family
VRDN  Variable Rate Demand Notes

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P      Moody's   Face                                                                                                      Value
Ratings  Ratings  Amount                                  Issue                                                            (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
Minnesota (concluded)
------------------------------------------------------------------------------------------------------------------------------------
                           Minnesota State Higher Educational Facilities Authority Revenue Bonds:
AAA      NR*      $1,000     (Augsburg College), Series 3-G, 6.50% due 1/01/2000 (b)(f)                                     $ 1,051
NR*      Baa2      2,000     Refunding (College at Saint Benedict), Series 4-T, 5.35% due 3/01/2020                           2,016
NR*      Aa3       2,250     Refunding (Macalester College), Series 3-J, 6.40% due 3/01/2002 (f)                              2,438
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,500   Northern Municipal Power Agency, Minnesota, Electric System Revenue Refunding
                           Bonds, Series B, 4.75% due 1/01/2020 (a)                                                           1,475
------------------------------------------------------------------------------------------------------------------------------------
NR*      A3          750   Northfield, Minnesota, College Facility Revenue Refunding Bonds (Saint Olaf College
                           Project), 6.40% due 10/01/2021                                                                       813
------------------------------------------------------------------------------------------------------------------------------------
AA+      NR*       3,450   Rochester, Minnesota, Health Care Facilities Revenue Bonds, IRS, Series H,
                           8.564% due 11/15/2015 (g)                                                                          4,015
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   Saint Francis, Minnesota, Independent School District No. 015, GO, Series A,
                           6.35% due 2/01/2013 (d)                                                                            1,148
------------------------------------------------------------------------------------------------------------------------------------
AA+      Aa2       1,820   Saint Paul, Minnesota, GO (Tax Increment--Block 39 Project), Series A, 4.75% due
                           2/01/2019                                                                                          1,790
------------------------------------------------------------------------------------------------------------------------------------
A-       NR*       1,750   Saint Paul, Minnesota, Housing and Redevelopment Authority, Parking Revenue
                           Refunding Bonds, Series A, 6.55% due 8/01/2000 (f)                                                 1,869
------------------------------------------------------------------------------------------------------------------------------------
                           Sartell, Minnesota, Refunding (Champion International):
BBB      Baa1        990     IDR, 6.95% due 7/01/2012                                                                         1,067
BBB      Baa1        665     PCR, 6.95% due 10/01/2012                                                                          717
------------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       2,650   Windom, Minnesota, Independent School District No. 177, GO, 4.75% due 2/01/2024 (d)                2,597
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$48,460)--103.9%                                                                                    52,019

Liabilities in Excess of Other Assets--(3.9%)                                                                                (1,953)
                                                                                                                            -------
Net Assets--100.0%                                                                                                          $50,066
                                                                                                                            =======
------------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   Connie Lee Insured.
(c)   FHA Insured.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Prerefunded.
(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1999.
(h) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1999.
*     Not Rated.
See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 1999


Assets:             Investments, at value (identified cost--$48,459,735) (Note 1a) ...               $52,018,778
                    Cash .............................................................                    92,961
                    Receivables:
                      Interest .......................................................  $  793,037
                      Beneficial interest sold .......................................     198,963       992,000
                                                                                        ----------
                    Prepaid registration fees and other assets (Note 1e) .............                     9,479
                                                                                                     -----------
                    Total assets .....................................................                53,113,218
                                                                                                     -----------
----------------------------------------------------------------------------------------------------------------
Liabilities:        Payables:
                      Securities purchased ...........................................   2,587,813
                      Beneficial interest redeemed ...................................     317,715
                      Dividends to shareholders (Note 1f) ............................      35,302
                      Investment adviser (Note 2) ....................................      21,023
                      Distributor (Note 2) ...........................................      16,005     2,977,858
                                                                                        ----------
                    Accrued expenses and other liabilities ...........................                    69,531
                                                                                                     -----------
                    Total liabilities ................................................                 3,047,389
                                                                                                     -----------
----------------------------------------------------------------------------------------------------------------
Net Assets:         Net assets .......................................................               $50,065,829
                                                                                                     ===========
----------------------------------------------------------------------------------------------------------------
Net Assets          Class A Shares of beneficial interest, $.10 par value, unlimited
Consist of:         number of shares authorized ......................................               $    66,225
                    Class B Shares of beneficial interest, $.10 par value, unlimited
                    number of shares authorized ......................................                   362,991
                    Class C Shares of beneficial interest, $.10 par value, unlimited
                    number of shares authorized ......................................                    15,335
                    Class D Shares of beneficial interest, $.10 par value, unlimited
                    number of shares authorized ......................................                    14,116
                    Paid-in capital in excess of par .................................                46,496,719
                    Accumulated realized capital losses on investments--net (Note 5) .                  (430,331)
                    Accumulated distributions in excess of realized capital gains on
                    investments--net (Note 1f) .......................................                   (18,269)
                    Unrealized appreciation on investments--net ......................                 3,559,043
                                                                                                     -----------
                    Net assets .......................................................               $50,065,829
                                                                                                     ===========
----------------------------------------------------------------------------------------------------------------
Net Asset Value:    Class A--Based on net assets of $7,227,813 and 662,250 shares
                    of beneficial interest outstanding ...............................               $     10.91
                                                                                                     ===========
                    Class B--Based on net assets of $39,621,987 and 3,629,912 shares
                    of beneficial interest outstanding ...............................               $     10.92
                                                                                                     ===========
                    Class C--Based on net assets of $1,674,087 and 153,346 shares
                    of beneficial interest outstanding ...............................               $     10.92
                                                                                                     ===========
                    Class D--Based on net assets of $1,541,942 and 141,164 shares
                    of beneficial interest outstanding ...............................               $     10.92
                                                                                                     ===========
----------------------------------------------------------------------------------------------------------------

                    See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

Statement of Operations

                                                                                    For the Six Months Ended
                                                                                            January 31, 1999
------------------------------------------------------------------------------------------------------------
Investment Income    Interest and amortization of premium and discount earned .....              $ 1,417,709
(Note 1d):
------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees (Note 2) ............................  $  134,385
                     Account maintenance & distribution fees--Class B (Note 2) ....      97,353
                     Printing and shareholder reports .............................      39,777
                     Professional fees ............................................      33,821
                     Transfer agent fees--Class B (Note 2) ........................      11,257
                     Accounting services (Note 2) .................................       5,881
                     Registration fees (Note 1e) ..................................       5,826
                     Account maintenance & distribution fees--Class C (Note 2) ....       4,646
                     Pricing fees .................................................       2,284
                     Transfer agent fees--Class A (Note 2) ........................       1,730
                     Custodian fees ...............................................       1,514
                     Trustees' fees and expenses ..................................       1,359
                     Account maintenance fees--Class D (Note 2) ...................         621
                     Transfer agent fees--Class C (Note 2) ........................         457
                     Transfer agent fees--Class D (Note 2) ........................         302
                     Other                                                                1,556
                                                                                     ----------
                     Total expenses ...............................................                  342,769
                                                                                                 -----------
                     Investment income--net .......................................                1,074,940
                                                                                                 -----------
------------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments--net ............................                   95,943
Unrealized Gain on   Change in unrealized appreciation on investments--net ........                  445,282
Investments--Net                                                                                 -----------
(Notes 1b, 1d & 3):  Net Increase in Net Assets Resulting from Operations .........              $ 1,616,165
                                                                                                 ===========
------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

Statements of Changes in Net Assets

                                                                                  For the Six     For the
                                                                                 Months Ended   Year Ended
Increase (Decrease) in Net Assets:                                               Jan. 31, 1999 July 31, 1998
------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net ...................................   $ 1,074,940   $ 2,177,320
                     Realized gain on investments--net ........................        95,943       616,732
                     Change in unrealized appreciation on investments--net ....       445,282      (284,517)
                                                                                  -----------   -----------
                     Net increase in net assets resulting from operations .....     1,616,165     2,509,535
                                                                                  -----------   -----------
-----------------------------------------------------------------------------------------------------------
Dividends &          Investment income--net:
Distributions to       Class A ................................................      (172,231)     (315,526)
Shareholders           Class B ................................................      (840,760)   (1,761,245)
(Note 1f):             Class C ................................................       (32,640)      (58,204)
                       Class D ................................................       (29,309)      (42,345)
                     In excess of realized gain on investments--net:
                       Class A ................................................            --        (2,415)
                       Class B ................................................            --       (15,060)
                       Class C ................................................            --          (477)
                       Class D ................................................            --          (317)
                                                                                  -----------   -----------
                     Net decrease in net assets resulting from dividends and
                     distributions to shareholders ............................    (1,074,940)   (2,195,589)
                                                                                  -----------   -----------
-----------------------------------------------------------------------------------------------------------
Beneficial Interest  Net increase (decrease) in net assets derived from
Transactions         beneficial interest transactions .........................     1,368,341      (946,214)
(Note 4):                                                                         -----------   -----------
-----------------------------------------------------------------------------------------------------------
Net Assets:          Total increase (decrease) in net assets ..................     1,909,566      (632,268)
                     Beginning of period ......................................    48,156,263    48,788,531
                                                                                  -----------   -----------
                     End of period ............................................   $50,065,829   $48,156,263
                                                                                  ===========   ===========
-----------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

Financial Highlights

                                                                                    Class A
                                                              ----------------------------------------------------
The following per share data and ratios have been derived     For the Six
from information provided in the financial statements.        Months Ended       For the Year Ended July 31,
                                                               January 31, ---------------------------------------
Increase (Decrease) in Net Asset Value:                           1999       1998      1997       1996      1995
------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ....   $ 10.79   $ 10.72    $ 10.28   $ 10.31   $ 10.33
Operating                                                        -------   -------    -------   -------   -------
Performance:         Investment income--net ..................       .26       .54        .53       .54       .55
                     Realized and unrealized gain (loss) on
                     investments--net ........................       .12       .07        .44      (.03)     (.02)
                                                                 -------   -------    -------   -------   -------
                     Total from investment operations ........       .38       .61        .97       .51       .53
                                                                 -------   -------    -------   -------   -------
                     Less dividends and distributions:
                       Investment income--net ................      (.26)     (.54)      (.53)     (.54)     (.55)
                       In excess of realized gain on
                       investments--net ......................        --        --+        --        --        --
                                                                 -------   -------    -------   -------   -------
                     Total dividends and distributions .......      (.26)     (.54)      (.53)     (.54)     (.55)
                                                                 -------   -------    -------   -------   -------
                     Net asset value, end of period ..........   $ 10.91   $ 10.79    $ 10.72   $ 10.28   $ 10.31
                                                                 =======   =======    =======   =======   =======
-----------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ......     3.57%++   5.85%      9.71%     4.98%     5.44%
Return:**                                                        =======   =======    =======   =======   =======
-----------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ..........      .97%*     .91%       .92%      .84%      .75%
Net Assets:                                                      =======   =======    =======   =======   =======
                     Expenses ................................      .97%*     .91%       .92%      .95%      .92%
                                                                 =======   =======    =======   =======   =======
                     Investment income--net ..................     4.83%*    4.98%      5.09%     5.16%     5.51%
                                                                 =======   =======    =======   =======   =======
-----------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)    $ 7,228   $ 6,993    $ 5,390   $ 5,884   $ 6,936
Data:                                                            =======   =======    =======   =======   =======
                     Portfolio turnover ......................    12.39%    56.43%     28.42%    53.99%    22.36%
                                                                 =======   =======    =======   =======   =======
-----------------------------------------------------------------------------------------------------------------

                    *Annualized.
                   **Total investment returns exclude the effects of sales
                     loads.
                    +Amount is less than $.01 per share.
                   ++Aggregate  total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

Financial Highlights (continued)

                                                                                       Class B
                                                             ---------------------------------------------------
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.        Months Ended        For the Year Ended July 31,
                                                               January 31,  -------------------------------------
Increase (Decrease) in Net Asset Value:                           1999       1998      1997       1996      1995
----------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ....  $ 10.79   $ 10.72    $ 10.28   $ 10.31   $ 10.33
Operating                                                       -------   -------    -------   -------   -------
Performance:         Investment income--net ..................      .23       .48        .48       .48       .50
                     Realized and unrealized gain (loss) on
                     investments--net ........................      .13       .07        .44      (.03)     (.02)
                                                                -------   -------    -------   -------   -------
                     Total from investment operations ........      .36       .55        .92       .45       .48
                                                                -------   -------    -------   -------   -------
                     Less dividends and distributions:
                       Investment income--net ................     (.23)     (.48)      (.48)     (.48)     (.50)
                       In excess of realized gain on
                       investments--net ......................       --        --+        --        --        --
                                                                -------   -------    -------   -------   -------
                     Total dividends and distributions .......     (.23)     (.48)      (.48)     (.48)     (.50)
                                                                -------   -------    -------   -------   -------
                     Net asset value, end of period ..........  $ 10.92   $ 10.79    $ 10.72   $ 10.28   $ 10.31
                                                                =======   =======    =======   =======   =======
----------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ......    3.40%++   5.31%      9.15%     4.44%     4.91%
Return:**                                                       =======   =======    =======   =======   =======
----------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ..........    1.48%*    1.42%      1.43%     1.35%     1.27%
Net Assets:                                                     =======   =======    =======   =======   =======
                     Expenses ................................    1.48%*    1.42%      1.43%     1.46%     1.44%
                                                                =======   =======    =======   =======   =======
                     Investment income--net ..................    4.32%*    4.47%      4.58%     4.64%     5.00%
                                                                =======   =======    =======   =======   =======
----------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)   $39,622   $38,585    $41,274   $48,696   $52,023
Data:                                                           =======   =======    =======   =======   =======
                     Portfolio turnover ......................   12.39%    56.43%     28.42%    53.99%    22.36%
                                                                =======   =======    =======   =======   =======
----------------------------------------------------------------------------------------------------------------

                    *Annualized.
                   **Total investment returns exclude the effects of sales
                     loads.
                    +Amount is less than $.01 per share.
                   ++Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

Financial Highlights (continued)

                                                                                     Class C
                                                               --------------------------------------------------
                                                                                                          For the
                                                                 For the                                  Period
The following per share data and ratios have been derived      Six Months                                Oct. 21,
from information provided in the financial statements.            Ended     For the Year Ended July 31, 1994++ to
                                                               January 31, ----------------------------- July 31,
Increase (Decrease) in Net Asset Value:                           1999       1998      1997       1996     1995
-----------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ....  $ 10.80   $ 10.72    $ 10.28   $ 10.31   $  9.99
Operating                                                       -------   -------    -------   -------   -------
Performance:         Investment income--net ..................      .23       .47        .47       .47       .37
                     Realized and unrealized gain (loss) on
                     investments--net ........................      .12       .08        .44      (.03)      .32
                                                                -------   -------    -------   -------   -------
                     Total from investment operations ........      .35       .55        .91       .44       .69
                                                                -------   -------    -------   -------   -------
                     Less dividends and distributions:
                       Investment income--net ................     (.23)     (.47)      (.47)     (.47)     (.37)
                       In excess of realized gain on
                       investments--net ......................       --        --+        --        --        --
                                                                -------   -------    -------   -------   -------
                     Total dividends and distributions .......     (.23)     (.47)      (.47)     (.47)     (.37)
                                                                -------   -------    -------   -------   -------
                     Net asset value, end of period ..........  $ 10.92   $ 10.80    $ 10.72   $ 10.28   $ 10.31
                                                                =======   =======    =======   =======   =======
-----------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ......    3.26%++   5.30%      9.04%     4.33%     7.13%++
Return:**                                                       =======   =======    =======   =======   =======
-----------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ..........    1.59%*    1.52%      1.53%     1.48%     1.46%*
Net Assets:                                                     =======   =======    =======   =======   =======
                     Expenses ................................    1.59%*    1.52%      1.53%     1.57%     1.61%*
                                                                =======   =======    =======   =======   =======
                     Investment income--net ..................    4.22%*    4.37%      4.48%     4.50%     4.70%*
                                                                =======   =======    =======   =======   =======
-----------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)   $ 1,674   $ 1,437    $ 1,201   $ 1,219   $   375
Data:                                                           =======   =======    =======   =======   =======
                     Portfolio turnover ......................   12.39%    56.43%     28.42%    53.99%    22.36%
                                                                =======   =======    =======   =======   =======
-----------------------------------------------------------------------------------------------------------------

                       *Annualized.
                      **Total investment returns exclude the effects of sales
                        loads.
                       +Amount is less than $.01 per share.
                      ++Commencement of operations.
                      ++Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                     Class D
                                                               --------------------------------------------------
                                                                                                          For the
                                                                 For the                                  Period
The following per share data and ratios have been derived      Six Months                                Oct. 21,
from information provided in the financial statements.            Ended     For the Year Ended July 31, 1994++ to
                                                               January 31, ----------------------------- July 31,
Increase (Decrease) in Net Asset Value:                           1999       1998      1997       1996     1995
-----------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ..... $ 10.80    $ 10.73    $ 10.28   $ 10.31  $  9.99
Operating                                                       -------    -------    -------   -------  -------
Performance:         Investment income--net ...................     .26        .53        .52       .53      .41
                     Realized and unrealized gain (loss) on
                     investments--net .........................     .12        .07        .45      (.03)     .32
                                                                -------    -------    -------   -------  -------
                     Total from investment operations .........     .38        .60        .97       .50      .73
                                                                -------    -------    -------   -------  -------
                     Less dividends and distributions:
                       Investment income--net .................    (.26)      (.53)      (.52)     (.53)    (.41)
                       In excess of realized gain on
                       investments--net .......................      --         --+        --        --       --
                                                                -------    -------    -------   -------  -------
                     Total dividends and distributions ........    (.26)      (.53)      (.52)     (.53)    (.41)
                                                                -------    -------    -------   -------  -------
                     Net asset value, end of period ........... $ 10.92    $ 10.80    $ 10.73   $ 10.28  $ 10.31
                                                                =======    =======    =======   =======  =======
----------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .......   3.52%++    5.74%      9.70%     4.88%    7.57%++
Return:**                                                       =======    =======    =======   =======  =======
----------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ...........   1.08%*     1.01%      1.02%      .94%     .92%*
Net Assets:                                                     =======    =======    =======   =======  =======
                     Expenses .................................   1.08%*     1.01%      1.02%     1.05%    1.07%*
                                                                =======    =======    =======   =======  =======
                     Investment income--net ...................   4.72%*     4.88%      4.99%     5.05%    5.27%*
                                                                =======    =======    =======   =======  =======
----------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) . $ 1,542    $ 1,141    $   924   $   684  $   796
Data:                                                           =======    =======    =======   =======  =======
                     Portfolio turnover .......................  12.39%     56.43%     28.42%    53.99%   22.36%
                                                                =======    =======    =======   =======  =======
----------------------------------------------------------------------------------------------------------------

                       *Annualized.
                      **Total investment returns exclude the effects of sales
                        loads.
                       +Amount is less than $.01 per share.
                      ++Commencement of operations.
                      ++Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Minnesota Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.55% of the Fund's average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B .......................................      0.25%             0.25%
Class C .......................................      0.25%             0.35%
Class D .......................................      0.10%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 1999, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                          MLFD         MLPF&S
--------------------------------------------------------------------------------
Class A ............................................      $32          $  536
Class D ............................................      $ 4          $9,924
--------------------------------------------------------------------------------

For the six months ended January 31, 1999, MLPF&S received contingent deferred sales charges of $8,815 and $130 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $14 relating to transactions subject to front-end sales charge waivers in Class A Shares.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 1999 were $7,584,119 and $5,961,146, respectively.

Net realized gains for the six months ended January 31, 1999 and net unrealized gains as of January 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                      Realized       Unrealized
                                                       Gains           Gains
--------------------------------------------------------------------------------
Long-term investments ..........................    $   95,943      $ 3,559,043
                                                    ----------      -----------
Total ..........................................    $   95,943      $ 3,559,043
                                                    ==========      ===========
--------------------------------------------------------------------------------

As of January 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $3,559,043, all of which is related to appreciated securities. The aggregate cost of investments at January 31, 1999 for Federal income tax purposes was $48,459,735.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $1,368,341 and $(946,214) for the six months ended January 31, 1999 and for the year ended July 31, 1998, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                       Dollar
Ended January 31, 1999                                      Shares      Amount
--------------------------------------------------------------------------------
Shares sold ...........................................     38,109   $  414,727
Shares issued to shareholders
in reinvestment of dividends ..........................     10,813      117,580
                                                         ---------   ----------
Total issued ..........................................     48,922      532,307
Shares redeemed .......................................    (34,586)    (376,346)
                                                         ---------   ----------
Net increase ..........................................     14,336   $  155,961
                                                         =========   ----------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                             Dollar
Ended July 31, 1998                                         Shares      Amount
--------------------------------------------------------------------------------
Shares sold ...........................................    214,660  $ 2,301,470
Shares issued to shareholders
in reinvestment of dividends
and distributions .....................................     20,231      217,725
                                                         ---------  -----------
Total issued ..........................................    234,891    2,519,195
Shares redeemed .......................................    (89,788)    (964,410)
                                                         ---------  -----------
Net increase ..........................................    145,103  $ 1,554,785
                                                         =========  ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                       Dollar
Ended January 31, 1999                                      Shares      Amount
--------------------------------------------------------------------------------
Shares sold ...........................................    251,126  $ 2,733,015
Shares issued to shareholders
in reinvestment of dividends ..........................     40,443      439,735
                                                         ---------  -----------
Total issued ..........................................    291,569    3,172,750
Shares redeemed .......................................   (236,174)  (2,567,963)
                                                         ---------  -----------
Net increase ..........................................     55,395  $   604,787
                                                         =========  ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                             Dollar
Ended July 31, 1998                                         Shares      Amount
--------------------------------------------------------------------------------
Shares sold ...........................................    316,348  $ 3,408,472
Shares issued to shareholders
in reinvestment of dividends
and distributions .....................................     87,293      938,516
                                                         ---------  -----------
Total issued ..........................................    403,641    4,346,988
Automatic conversion
of shares .............................................     (2,144)     (23,303)
Shares redeemed .......................................   (677,099)  (7,267,091)
                                                         ---------  -----------
Net decrease ..........................................   (275,602) $(2,943,406)
                                                         =========  ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                       Dollar
Ended January 31, 1999                                      Shares      Amount
--------------------------------------------------------------------------------
Shares sold ...........................................     25,346   $  276,064
Shares issued to shareholders
in reinvestment of dividends ..........................      2,301       25,032
                                                         ---------  -----------
Total issued ..........................................     27,647      301,096
Shares redeemed .......................................     (7,457)     (81,249)
                                                         ---------  -----------
Net increase ..........................................     20,190   $  219,847
                                                         =========  ===========
--------------------------------------------------------------------------------

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

--------------------------------------------------------------------------------
Class C Shares for the Year                                             Dollar
Ended July 31, 1998                                         Shares      Amount
--------------------------------------------------------------------------------
Shares sold ...........................................     33,779   $  364,740
Shares issued to shareholders
in reinvestment of dividends
and distributions .....................................      4,014       43,196
                                                         ---------   ----------
Total issued ..........................................     37,793      407,936
Shares redeemed .......................................    (16,648)    (179,829)
                                                         ---------   ----------
Net increase ..........................................     21,145   $  228,107
                                                         =========   ==========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                       Dollar
Ended January 31, 1999                                      Shares      Amount
--------------------------------------------------------------------------------
Shares sold ...........................................     49,883   $  543,589
Shares issued to shareholders
in reinvestment of dividends ..........................        890        9,691
                                                         ---------   ----------
Total issued ..........................................     50,773      553,280
Shares redeemed .......................................    (15,242)    (165,534)
                                                         ---------   ----------
Net increase ..........................................     35,531   $  387,746
                                                         =========   ==========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                             Dollar
Ended July 31, 1998                                         Shares      Amount
--------------------------------------------------------------------------------
Shares sold ...........................................     36,837   $  399,229
Automatic conversion
of shares .............................................      2,144       23,303
Shares issued to shareholders
in reinvestment of dividends
and distributions .....................................      1,546       16,635
                                                         ---------   ----------
Total issued ..........................................     40,527      439,167
Shares redeemed .......................................    (20,983)    (224,867)
                                                         ---------   ----------
Net increase ..........................................     19,544   $  214,300
                                                         =========   ==========
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At July 31, 1998, the Fund had a net capital loss carryforward of approximately $51,000, all of which expires in 2004. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Minnesota Municipal Bond Fund                     January 31, 1999

OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Hugh T. Hurley III, Vice President
Kenneth A. Jacob, Vice President
Donald C. Burke, Vice President and Treasurer
Robert E. Putney, III, Secretary

--------------------------------------------------------------------------------
Gerald M. Richard, Treasurer of Merrill Lynch Minnesota Municipal Bond Fund has recently retired. His colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Trustees in wishing Mr. Richard well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Minnesota
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                           16187--1/99

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